Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

August 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 152

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a.    the form of the Trust’s (i) Active M/Multi-Manager Funds Prospectus; (ii) Northern Engage360™ Fund Prospectus; (iii) Northern Funds Statement of Additional Information; (iv) Active M/Multi-Manager Funds Statement of Additional Information; (v) Money Market Funds Statement of Additional Information; and (vi) Northern Engage360™ Fund Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 152 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 152 to the Trust’s registration statement was filed with the Commission via EDGAR on July 26, 2019 (Accession No. 0001193125-19-203715) with an effective date of July 31, 2019.

Please do not hesitate to contact the undersigned at (215) 988-1146 if you have any questions.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal Rein

Jose J. Del Real, Esq.

Angela R. Burke, Esq.